First-time adoption - Summary of Impact on Insurance Related Accounts Before Considering Tax Effect Due to First Time Adoptiopn of IFRS (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Impact On Insurance Related Accounts Before Considering Tax Effect Due To First Time Adoption Of IFRS [Line Items]
Deferred insurance acquisition costs	¥ 676,526	¥ 623,986	¥ 187,904
Future insurance policy benefits and other	(7,039,034)	(6,614,585)	(6,519,577)
Policyholders' account in the life insurance business	(4,791,295)	(4,328,894)	(3,640,010)
Accumulated other comprehensive income	¥ (1,222,332)	(1,520,257)	(979,476)
Adjustment to Recognition And Measurement Differences [Member]
Impact On Insurance Related Accounts Before Considering Tax Effect Due To First Time Adoption Of IFRS [Line Items]
Deferred insurance acquisition costs		(33,434)	(412,997)
Future insurance policy benefits and other		(14,608)	(273,530)
Policyholders' account in the life insurance business		2,171	2,261
Accumulated other comprehensive income		(2,044,277)	(1,560,456)
Adjustment to Recognition And Measurement Differences [Member] | Impact Of Change in Insurance Related Accounts Before Considering Tax Effect [Member]
Impact On Insurance Related Accounts Before Considering Tax Effect Due To First Time Adoption Of IFRS [Line Items]
Deferred insurance acquisition costs		(33,434)	(412,997)
Future insurance policy benefits and other		(14,609)	(273,530)
Policyholders' account in the life insurance business		2,170	2,261
Accumulated other comprehensive income		¥ 45,873	¥ 684,266